Basis of Presentation and Significant Accounting Policies (Details) (USD $) Share data in Thousands, unless otherwise specified	1 Months Ended	6 Months Ended		12 Months Ended
	May 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
General Partner Ownership Interest Percentage		100.00%
Equity Method Investments		$ 0		$ 0
Suspended losses		435,000,000		203,000,000
Maximum Number Of Business Days To Declare Dividend				10 days
Asset Retirement Obligation				0
Cheniere Energy Partners, LP [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
General Partner Ownership Interest Percentage		2.00%		2.00%	2.00%
Proceeds from sale of partnership common and general partner units, net		0	375,917,000	375,897,000	250,022,000	[1]	70,157,000	[1]
Cash paid to acquire business	313,900,000
Advanced capacity reservation fees amortization period				10 years
Retained percentage of LNG delivered				2.00%
Entity Not Subject to Income Taxes, Difference in Bases, Amount				454,300,000
Cheniere Energy Partners, LP [Member] | Class B Units [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Sale of Class B units, shares	12,000
Proceeds from sale of partnership common and general partner units, net	180,000,000
Cheniere Energy Partners, LP [Member] | Creole Trail Pipeline Business [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Business Combination, Consideration Transferred	480,000,000
Reimbursement of costs incurred prior to acquisition closing date	13,900,000
Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Number of fixed price contracts				6
Sale and Purchase Agreement, Term of Agreement				20 years
Cheniere Energy Partners, LP _ Cheniere Energy, Inc. [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
General Partner Ownership Interest Percentage				100.00%
Cheniere Energy Partners, LP _ Cheniere Energy, Inc. [Member] | Class B Units [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Sale of Class B units, shares	12,000
Proceeds from sale of partnership common and general partner units, net	$ 180,000,000				$ 500,000,000
Ownership percentage of our outstanding shares required to control GP Holdco [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage		25.00%		25.00%
Cheniere Creole Trail Pipeline LP [Member] | Cheniere Energy Partners, LP [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Length of Natural Gas Pipeline, in miles				94
Sabine Pass LNG terminal [Member] | Cheniere Energy Partners, LP [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Number of LNG storage tanks				5
Storage Capacity, in Bcfe				16.9
Number of docks				2
Volume of Vessel, in cubic meters				265,000
Regasification capacity, in Bcf/d				4.0
LNG Terminal Capacity Agreements [Member] | Sabine Pass LNG, LP [Member] | Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Regasification capacity, in Bcf/d		2.0		2.0
Maximum [Member] | Sabine Pass LNG terminal [Member] | Cheniere Energy Partners, LP [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Property Lease Term				90 years
Limited Partner [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage		55.90%		55.90%

[1]	Retrospectively adjusted as discussed in Note 3—“Summary of Significant Accounting Policies” in our Notes to Consolidated Financial Statements.